CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
REVENUES
Total revenues	$ 6,261,091	$ 192,351
COST OF REVENUES
Total cost of revenues	10,826,620	403,384
GROSS LOSS	(4,565,529)	(211,033)
OPERATING EXPENSES:
General and administrative	2,914,612	4,225,149	$ 1,585,052
Provision for doubtful accounts	3,273,860
Impairment loss of cryptocurrencies	181,263	50,463
Impairment loss of mining equipment	16,691,803	0
Impairment loss of long-term investment	610,302	0	0
Share compensation expense	67,271	1,622,086	1,889,173
Total operating expenses	23,739,111	5,897,698	3,474,225
LOSS FROM OPERATIONS	(28,304,640)	(6,108,731)	(3,474,225)
OTHER INCOME (EXPENSE)
Realized gain on sale/exchange of cryptocurrencies	676,015
Interest expense	(227,376)	(54,137)	(156,048)
Other finance expenses	(360,351)	(3,429)	(134,960)
Other expenses, net		(128)
Gain on debt settlements		823,749	125,215
Total other income (expenses), net	88,288	766,055	(165,793)
LOSS BEFORE INCOME TAXES	(28,216,352)	(5,342,676)	(3,640,018)
NET LOSS FROM CONTINUING OPERATIONS	(28,216,352)	(5,342,676)	(3,640,018)
DISCONTINUED OPERATIONS
Loss from discontinued operations, net of applicable income taxes		(30,933,269)	(43,442,949)
Net gain on sale of discontinued operations, net of applicable income taxes		34,110,454
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS		3,177,185	(43,442,949)
NET LOSS	(28,216,352)	(2,165,491)	(47,082,967)
Less: Net loss attributable to non-controlling interest from discontinued operations		(5,404,881)	(1,473,448)
NET (LOSS) INCOME ATTRIBUTABLE TO BIT ORIGIN LTD	(28,216,352)	3,239,390	(45,609,519)
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment		363,880	2,031,732
TOTAL COMPREHENSIVE LOSS	(28,216,352)	(1,801,611)	(45,051,235)
Less: Comprehensive loss attributable to non-controlling interests from discontinued operations		(5,485,241)	(1,418,708)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO BIT ORIGIN LTD	$ (28,216,352)	$ 3,683,630	$ (43,632,527)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic	3,318,968	2,016,459	1,106,479
Diluted	3,314,942	2,016,459	1,106,479
(LOSS) EARNINGS PER SHARE - BASIC
Continuing operations	$ (8.50)	$ (2.65)	$ (3.29)
Discontinued operations		1.58	(39.26)
(LOSS) EARNINGS PER SHARE - DILUTED
Continuing operations	$ (8.51)	(2.65)	(3.29)
Discontinued operations		$ 1.58	$ (39.26)
Cryptocurrencies
REVENUES
Total revenues	$ 6,261,091	$ 192,351
COST OF REVENUES
Total cost of revenues	$ 10,826,620	$ 403,384